Other Assets and Prepaid Expenses - Summary of Other Assets, Non-current (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Assets, Noncurrent [Abstract]
Deferred tax assets	$ 57,742	$ 25,351
Other assets	71,795	$ 25,351
Seller indemnification noncurrent	$ 14,053